Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Assets, Noncurrent

	2017	2018
	RMB	RMB

Prepayment for automobiles	261,768	149,215
Automobiles purchased for future leases	583,298	359,760
Long-term prepaid expenses	123,554	74,113
Deposits and others	416,424	581,939

	1,385,044	1,165,027